Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 70% Portfolio

March 31, 2020

VF70-QTLY-0520
1.847120.113

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 73.0%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	346,021	$2,204,152
Fidelity Contrafund (a)	2,283,505	26,854,024
Fidelity Emerging Asia Fund (a)	110,439	4,407,625
Fidelity Emerging Markets Discovery Fund (a)	561,805	5,797,826
Fidelity Emerging Markets Fund (a)	767,860	21,699,729
Fidelity Equity-Income Fund (a)	525,462	24,749,279
Fidelity Europe Fund (a)	414,077	11,685,250
Fidelity Global Commodity Stock Fund (a)	1,064,627	9,198,375
Fidelity Gold Portfolio (a)	991,614	19,564,537
Fidelity International Capital Appreciation Fund (a)	421,989	8,026,229
Fidelity International Discovery Fund (a)	529,327	19,087,542
Fidelity International Enhanced Index Fund (a)	3,331,250	24,951,060
Fidelity International Small Cap Fund (a)	585,597	11,829,065
Fidelity International Small Cap Opportunities Fund (a)	778,893	12,547,962
Fidelity International Value Fund (a)	2,597,339	15,558,062
Fidelity Japan Fund (a)	2,199,281	29,250,431
Fidelity Japan Smaller Companies Fund (a)	1,524,215	21,217,074
Fidelity Large Cap Value Enhanced Index Fund (a)	957,838	9,750,794
Fidelity Low-Priced Stock Fund (a)	626,752	22,569,339
Fidelity Mega Cap Stock Fund (a)	3,014,931	36,028,427
Fidelity Overseas Fund (a)	2,724,912	113,111,084
Fidelity Pacific Basin Fund (a)	246,090	7,062,774
Fidelity Real Estate Investment Portfolio (a)	174,981	6,029,859
Fidelity Stock Selector All Cap Fund (a)	13,977,233	534,489,400
Fidelity Value Discovery Fund (a)	515,176	11,457,519
TOTAL EQUITY FUNDS
(Cost $1,172,930,943)		1,009,127,418

Fixed-Income Funds - 26.2%
Fidelity Inflation-Protected Bond Index Fund (a)	7,109,245	72,940,849
Fidelity Long-Term Treasury Bond Index Fund (a)	896,210	15,361,037
Fidelity New Markets Income Fund (a)	998,675	12,763,065
Fidelity U.S. Bond Index Fund (a)	21,269,854	260,981,110
TOTAL FIXED-INCOME FUNDS
(Cost $334,009,558)		362,046,061

Money Market Funds - 0.6%
Fidelity Cash Central Fund 0.29% (b)
(Cost $8,659,667)	8,657,411	8,660,009
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.55% 4/2/20 to 6/4/20 (c)
(Cost $2,777,022)	2,780,000	2,779,772
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,518,377,190)		1,382,613,260
NET OTHER ASSETS (LIABILITIES) - 0.0%(d)		162,461
NET ASSETS - 100%		$1,382,775,721

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	32	June 2020	$4,111,520	$(180,556)	$(180,556)
ICE E-mini MSCI EAFE Index Contracts (United States)	296	June 2020	23,077,640	2,430,801	2,430,801
Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	313	June 2020	13,191,385	(763,659)	(763,659)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	146	June 2020	25,690,026	841,134	841,134
TOTAL FUTURES CONTRACTS					$2,327,720

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

The notional amount of futures sold as a percentage of Net Assets is 2.8%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,779,771.

 (d) Includes $1,543,359 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,467
Total	$25,467

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$2,882,353	$--	$--	$--	$--	$(678,201)	$2,204,152
Fidelity Contrafund	31,563,908	526,598	689,520	223,077	(94,028)	(4,452,934)	26,854,024
Fidelity Emerging Asia Fund	5,056,221	25,309	56,372	--	(4,958)	(612,575)	4,407,625
Fidelity Emerging Markets Discovery Fund	8,204,814	43,870	97,479	--	(20,521)	(2,332,858)	5,797,826
Fidelity Emerging Markets Fund	27,130,006	182,681	406,833	--	(18,481)	(5,187,644)	21,699,729
Fidelity Equity-Income Fund	32,259,723	384,337	689,054	80,849	(121,236)	(7,084,491)	24,749,279
Fidelity Europe Fund	15,326,274	179,843	408,512	--	(92,989)	(3,319,366)	11,685,250
Fidelity Global Commodity Stock Fund	13,950,313	163,013	368,865	--	(126,629)	(4,419,457)	9,198,375
Fidelity Gold Portfolio	24,555,059	237,318	542,688	--	(55,452)	(4,629,700)	19,564,537
Fidelity Inflation-Protected Bond Index Fund	73,633,252	3,554,915	5,586,657	67,967	45,755	1,293,584	72,940,849
Fidelity International Capital Appreciation Fund	9,860,978	111,035	252,173	--	(37,573)	(1,656,038)	8,026,229
Fidelity International Discovery Fund	24,293,262	149,674	341,805	--	(58,424)	(4,955,165)	19,087,542
Fidelity International Enhanced Index Fund	28,283,699	4,993,773	814,740	--	(167,208)	(7,344,464)	24,951,060
Fidelity International Small Cap Fund	16,809,087	197,747	448,707	--	(102,729)	(4,626,333)	11,829,065
Fidelity International Small Cap Opportunities Fund	16,365,812	186,354	423,320	--	(75,791)	(3,505,093)	12,547,962
Fidelity International Value Fund	22,132,884	250,610	569,017	--	(156,369)	(6,100,046)	15,558,062
Fidelity Japan Fund	36,357,727	312,681	719,719	--	(122,829)	(6,577,429)	29,250,431
Fidelity Japan Smaller Companies Fund	26,262,226	--	--	--	--	(5,045,152)	21,217,074
Fidelity Large Cap Value Enhanced Index Fund	12,550,326	939,582	299,894	--	(65,907)	(3,373,313)	9,750,794
Fidelity Long-Term Treasury Bond Index Fund	16,174,948	259,184	4,303,983	95,951	801,414	2,429,474	15,361,037
Fidelity Low-Priced Stock Fund	29,486,047	2,676,677	688,565	--	(170,314)	(8,734,506)	22,569,339
Fidelity Mega Cap Stock Fund	48,368,365	455,340	1,576,333	--	(478,085)	(10,740,860)	36,028,427
Fidelity New Markets Income Fund	15,115,710	322,525	362,884	163,560	(34,463)	(2,277,823)	12,763,065
Fidelity Overseas Fund	143,675,789	1,521,993	3,459,306	--	(580,026)	(28,047,366)	113,111,084
Fidelity Pacific Basin Fund	8,654,152	97,684	222,332	--	(27,549)	(1,439,181)	7,062,774
Fidelity Real Estate Investment Portfolio	15,806,856	155,319	5,590,508	3,514	(2,698,659)	(1,643,149)	6,029,859
Fidelity Stock Selector All Cap Fund	671,994,691	14,446,178	14,945,373	--	(2,099,211)	(134,906,885)	534,489,400
Fidelity U.S. Bond Index Fund	256,661,866	4,279,201	7,625,196	1,633,785	44,385	7,620,854	260,981,110
Fidelity Value Discovery Fund	15,353,100	660,065	344,056	--	(76,502)	(4,135,088)	11,457,519
	1,648,769,448	37,313,506	51,833,891	2,268,703	(6,594,379)	(256,481,205)	1,371,173,479

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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